S000049021 [Member] Investment Objectives and Goals - iShares Emerging Markets Equity Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® EMERGING MARKETS EQUITY FACTOR ETFTicker: EMGFStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Emerging Markets Equity Factor ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of large- and mid-capitalization companies in emerging markets that have favorable exposure to target style factors subject to constraints.